Loans and ACL (Selected Information About Loans and Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Unearned income, discounts and net deferred loan fees and costs, excluding PCI	$ 396	$ 598
Residential mortgage loans in process of foreclosure	$ 366	$ 229